Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 28, 2013	Dec. 31, 2012
Common Stock, Shares Authorized	100,000,000	100,000,000
Common Stock, No Par Value
Common Stock, Shares, Issued	47,806,031	44,239,198
Common Stock, Shares, Outstanding	47,806,031	44,239,198